SHARE-BASED COMPENSATION (Details Narrative) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended
	Aug. 31, 2024	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 19,755	¥ 52,436
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			16,157	52,172
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation incremental fair value	¥ 73,700	¥ 60,400
Unrecognized compensation costs			60,900
Performance Shares [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 14,100	¥ 23,000